Fair Value Quantitative and Qualitative Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation (Detail) - Discounted cash flow [member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) Board_member	Dec. 31, 2020 ARS ($)
Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets | $	$ 321,674	$ 567,676
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets | $	$ 792,124
Valuation technique	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos
Minimum Average Term [member] | Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	43.32	43.84
Minimum Average Term [member] | Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high | Board_member	26.19
Maximum Average Term [member] | Provisional Debt Securities Of Financial Trusts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	46.14	47.60
Maximum Average Term [member] | Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high | Board_member	40.99